Tradr 2X Long ON Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$2,980,192
TOTAL NET ASSETS — 100.0%	$2,980,192

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	ON Semiconductor Corporation	Receive	5.38% (OBFR01* + 175bps)	At Maturity	7/7/2027	$6,744,138	$-	$(881,076)
TOTAL EQUITY SWAP CONTRACTS								$(881,076)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.